PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Disclosure of prepayments and other receivables

PREPAYMENTS AND OTHER RECEIVABLES

	2017	2018
	RMB’000	RMB’000

Due from third parties	268,715	313,801
Due from related parties	45,536	35,106
	314,251	348,907

	2017	2018
	RMB’000	RMB’000

Other receivables	288,432	321,855
Less: Provision for impairment	(13,325)	(10,590)
Other receivables, net (Note (a))	275,107	311,265
Prepayments (Note (b))	39,144	37,642
	314,251	348,907

(a)                   Other receivables mainly represent miscellaneous deposits and receivables arising from the course of provision of non-railway transportation services by the Group. As of 31 December 2018, the input VAT with related invoices not been received or verified amounted to RMB148,369,000 (2017: RMB122,190,000).

Movements on the provision for impairment of other receivables are as follows:

	2016	2017	2018
	RMB’000	RMB’000	RMB’000

At 31 December	13,377	13,336	13,325
Change of accounting policy (Note 2.2(a))	-	-	5,527
At 1 January	13,377	13,336	18,852
Provision for impairment loss	-	-	4,631
Reversal of impairment loss provision	(1)	(3)	(2)
Written-off	(40)	(8)	(12,891)
At 31 December	13,336	13,325	10,590

(b)         Prepayments mainly represent amounts paid in advance to the suppliers for utilities and other operating expenses of the Group.

20         PREPAYMENTS AND OTHER RECEIVABLES (CONTINUED)

The carrying amounts of the Group’s prepayments and other receivables are denominated in the following currencies:

	2017	2018
	RMB’000	RMB’000

RMB	314,184	348,491
HKD	67	416
	314,251	348,907

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above. The Group does not hold any collateral as security.